Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME:
Interest income	$ 266,834	$ 692,240	$ 2,072,015	$ 3,235,502	$ 9,966,151
EXPENSES:
Brokerage and custodial fees	11,277,869	14,517,228	54,834,929	57,320,175	63,566,376
Administrative expenses	532,057	562,115	2,158,133	2,233,354	2,670,335
Custody fees and other expenses	38,616	41,296	165,650	160,011	193,127
Management fees	160,448	100,769	571,739	143,533	10,864
Total expenses	12,008,990	15,221,408	57,730,451	59,857,073	66,440,702
NET INVESTMENT LOSS	(11,742,156)	(14,529,168)	(55,658,436)	(56,621,571)	(56,474,551)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(25,667,890)	18,004,570	(8,224,392)	87,904,542	(49,280,152)
Foreign exchange translation	85,659	5,982	(52,568)	352,202	126,508
Net change in unrealized:
Futures and forward currency contracts	(18,239,492)	(24,453,022)	(25,425,124)	42,259,414	(9,457,839)
Foreign exchange translation	48,872	(88,871)	(192,987)	(302,673)	352,661
Net gains (losses) from U.S. Treasury notes:
Realized	(24,513)	38,951	28,504	16,976	526,749
Net change in unrealized	(199,455)	(109,457)	(373,516)	(203,035)	(6,705,006)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	(43,996,819)	(6,601,847)	(34,240,083)	130,027,426	(64,437,079)
NET LOSS	(55,738,975)	(21,131,015)	(89,898,519)	73,405,855	(120,911,630)
LESS PROFIT SHARE TO MANAGING OWNER		353	1,385	262,695	43,187
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(55,738,975)	(21,131,368)	(89,899,904)	73,143,160	(120,954,817)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(52,882,019)	(20,740,155)	(87,273,146)	70,377,586	(120,377,559)
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ (89.48)	$ (32.33)	$ (139.10)	$ 102.20	$ (159.03)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(15,419)	(1,837)	(16,960)	6,427
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ (82.92)	$ (18.80)	$ (88.62)	$ 72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(2,169,450)	(298,413)	(2,100,691)	1,069,450	48,439
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ (82.52)	$ (18.05)	$ (85.70)	$ 131.36	$ 40.53
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	$ (89,206)	$ (3,739)	$ (31,196)	$ 4,408
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	$ (78.99)	$ (10.91)	$ (58.92)	$ 50.68